UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Moody, Aldrich, & Sullivan, LLC
Address: 	18 Sewall Street
         	Marblehead, MA  01945
13F File Number: 028-04634

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	William B. Moody
Title:    	Principal
Phone:    	781-639-2750
Signature, Place, and Date of Signing:
    William B. Moody    Marblehead, MA    April 14, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT  AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934
WILLIAM B. MOODY

FORM 13F SUMMARY PAGE
Report Summary:  13FHR
Number of Other Included Managers:   	None
Form 13F Information Table Entry Total:   	56
Form 13F Information Table Value Total:   	$83,053,000
List of Other Included Managers:  None
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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      879    27440 SH       SOLE                    26040              1400
AMB Property Corp              COM              00163T109     1663    58860 SH       SOLE                    55970              2890
AVX Corp                       COM              002444107     1002   111320 SH       SOLE                   105780              5540
Alcan Aluminum                 COM              013716105     1356    48610 SH       SOLE                    46255              2355
Allied Capital Corp            COM              01903Q108     2058   103006 SH       SOLE                    97859              5147
Annaly Mortgage                COM              035710409      821    47020 SH       SOLE                    44600              2420
Apache Corp                    COM              037411105     1914    31004 SH       SOLE                    29267              1738
Archer Daniels Mdlnd           COM              039483102     1235   114390 SH       SOLE                   108800              5590
Autodesk, Inc                  COM              052769106      896    58730 SH       SOLE                    55720              3010
Barrick Gold Corp              COM              067901108     1507    96880 SH       SOLE                    92230              4650
Bear Stearns Co Inc            COM              073902108     2274    34660 SH       SOLE                    32930              1730
Becton Dickinson               COM              075887109     2323    67460 SH       SOLE                    64110              3350
Best Buy Inc                   COM              086516101      977    36220 SH       SOLE                    34370              1850
Capital One Financial          COM              14040H105     1756    58520 SH       SOLE                    55720              2800
City National Corp             COM              178566105     1416    32220 SH       SOLE                    30720              1500
Clayton Homes                  COM              184190106     1021    92490 SH       SOLE                    87980              4510
Clorox Co                      COM              189054109     1687    36530 SH       SOLE                    34690              1840
ConAgra Foods Inc              COM              205887102     2020   100610 SH       SOLE                    95630              4980
Concord EFS Inc                COM              206197105      881    93680 SH       SOLE                    88930              4750
Countrywide Finl Crp           COM              222372104     2340    40690 SH       SOLE                    38730              1960
E*Trade Inc                    COM              269246104     1330   315930 SH       SOLE                   299550             16380
Equity Office Prop             COM              294741103     1594    62615 SH       SOLE                    59505              3110
FedEx Corp                     COM              31428X106     1656    30075 SH       SOLE                    28575              1500
Franklin Resources             COM              354613101     2010    61090 SH       SOLE                    58080              3010
Health Net Inc                 COM              42222G108     2547    95160 SH       SOLE                    90530              4630
Hon Industries Inc             COM              438092108     2810    98590 SH       SOLE                    93840              4750
Hubbell Inc Cl B               COM              443510201     2039    65140 SH       SOLE                    61910              3230
Jones Apparel Group            COM              480074103     2189    79790 SH       SOLE                    75970              3820
Key Energy Svcs                COM              492914106     2036   201990 SH       SOLE                   189240             12750
MBIA Inc                       COM              55262C100     1555    40245 SH       SOLE                    38280              1965
Marathon Oil Corp              COM              565849106     1805    75285 SH       SOLE                    71475              3810
Newell Rubbermaid              COM              651229106      873    30786 SH       SOLE                    29251              1535
Northeast Utilities            COM              664397106     1577   113290 SH       SOLE                   107740              5550
Nucor Corp                     COM              670346105      859    22510 SH       SOLE                    21380              1130
PG&E                           COM              69331C108     1121    83379 SH       SOLE                    79417              3962
Placer Dome                    COM              725906101     1508   153850 SH       SOLE                   146570              7280
Popular Inc                    COM              733174106     2582    75960 SH       SOLE                    72260              3700
Progress Energy Inc            COM              743263105     1744    44540 SH       SOLE                    42350              2190
Progress Energy-CVO            COM              743263AA3        0    37900 SH       SOLE                    37570               330
RadioShack Corp                COM              750438103     1417    63580 SH       SOLE                    60340              3240
RenaissanceRe Hldgs            COM              G7496G103     1884    47040 SH       SOLE                    44600              2440
Republic Services Inc          COM              760759100     1039    52350 SH       SOLE                    49700              2650
Sappi Ltd                      COM              803069202      880    73730 SH       SOLE                    69930              3800
Sherwin-Williams               COM              824348106      877    33180 SH       SOLE                    31460              1720
Sierra Pacific Res             COM              826428104       38    11870 SH       SOLE                     6670              5200
Superior Indus Intl            COM              868168105     1323    36310 SH       SOLE                    33880              2430
TJX Companies                  COM              872540109     1662    94450 SH       SOLE                    89730              4720
Teleflex Inc                   COM              879369106     1332    37310 SH       SOLE                    35460              1850
Tidewater Inc                  COM              886423102     2529    88060 SH       SOLE                    83660              4400
Trizec Properties Inc          COM              89687P107      968   113913 SH       SOLE                   109031              4882
Veritas Software               COM              923436109      823    46760 SH       SOLE                    44360              2400
Waters Corp                    COM              941848103     1424    67320 SH       SOLE                    63970              3350
Watson Pharmaceut.             COM              942683103     1562    54300 SH       SOLE                    51500              2800
Wellpoint Health Net           COM              94973H108     2640    34396 SH       SOLE                    32666              1730
Winn-Dixie Stores              COM              974280109      734    55490 SH       SOLE                    52690              2800
Zomax, Inc                     COM              989929104       60    20800 SH       SOLE                    11700              9100